Schedule of Other Non Operating Income Loss Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Foreign exchange loss					$ (149,573)	$ (440,452)
Gain on sale of business					1,069,262
Other non-operating loss					(1,504,155)	(19,876)
Total	$ 486,386	$ 58,770	$ 532,836	$ (1,352,415)	$ (584,466)	$ (460,328)